Operating segments (Tables)	6 Months Ended
Apr. 30, 2019
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Schedule of Operating Segments

Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended April 30, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)(2)	Total
Net interest income(3)	$1,990	$2,121	$350	$(268)	$4,193
Non-interest income(4)(5)	1,390	1,235	801	184	3,610
Total revenues	3,380	3,356	1,151	(84)	7,803
Provision for credit losses	252	628	(6)	(1)	873
Non-interest expenses	1,711	1,710	594	31	4,046
Provision for income taxes	369	249	143	(136)	625
Net income	$1,048	$769	$420	$22	$2,259
Net income attributable to non-controlling interests in subsidiaries	$–	$69	$–	$1	$70
Net income attributable to equity holders of the Bank	$1,048	$700	$420	$21	$2,189
Average assets ($ billions)	$358	$203	$361	$117	$1,039
Average liabilities ($ billions)	$281	$156	$295	$238	$970
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $41 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net gain on divestitures of $142 (pre-tax $173).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $18; International Banking – $210 and Other – $(58).

	For the three months ended January 31, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)	Total
Net interest income(2)	$2,036	$2,080	$372	$(214)	$4,274
Non-interest income(3)(4)	1,379	1,251	703	(3)	3,330
Total revenues	3,415	3,331	1,075	(217)	7,604
Provision for credit losses	233	470	(16)	1	688
Non-interest expenses	1,730	1,742	645	54	4,171
Provision for income taxes	379	226	111	(218)	498
Net income	$1,073	$893	$335	$(54)	$2,247
Net income attributable to non-controlling interests in subsidiaries	$–	$111	$–	$–	$111
Net income attributable to equity holders of the Bank	$1,073	$782	$335	$(54)	$2,136
Average assets ($ billions)	$356	$197	$364	$116	$1,033
Average liabilities ($ billions)	$274	$154	$297	$239	$964
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $34 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $13; International Banking – $161 and Other – $(45).

	For the three months ended April 30, 2018
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)	Total
Net interest income(2)	$1,906	$1,758	$362	$(76)	$3,950
Non-interest income(3)(4)	1,325	984	793	6	3,108
Total revenues	3,231	2,742	1,155	(70)	7,058
Provision for credit losses	205	340	(11)	–	534
Non-interest expenses	1,641	1,438	565	82	3,726
Provision for income taxes	368	219	154	(120)	621
Net income	$1,017	$745	$447	$(32)	$2,177
Net income attributable to non-controlling interests in subsidiaries	$–	$70	$–	$–	$70
Net income attributable to equity holders of the Bank	$1,017	$675	$447	$(32)	$2,107
Average assets ($ billions)	$339	$160	$321	$121	$941
Average liabilities ($ billions)	$249	$124	$269	$237	$879
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $27 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $44; International Banking – $156 and Other – $(46).

	For the six months ended April 30, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)(2)	Total
Net interest income(3)	$4,026	$4,201	$722	$(482)	$8,467
Non-interest income(4)(5)	2,769	2,486	1,504	181	6,940
Total revenues	6,795	6,687	2,226	(301)	15,407
Provision for credit losses	485	1,098	(22)	–	1,561
Non-interest expenses	3,441	3,452	1,239	85	8,217
Provision for income taxes	748	475	254	(354)	1,123
Net income	$2,121	$1,662	$755	$(32)	$4,506
Net income attributable to non-controlling interests in subsidiaries	$–	$180	$–	$1	$181
Net income attributable to equity holders of the Bank	$2,121	$1,482	$755	$(33)	$4,325
Average assets ($ billions)	$357	$200	$363	$116	$1,036
Average liabilities ($ billions)	$278	$155	$296	$238	$967
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $75 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net gain on divestitures of $142 (pre-tax $173).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $31; International Banking – $371 and Other – $(103).

	For the six months ended April 30, 2018
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)	Total
Net interest income(2)	$3,845	$3,465	$752	$(176)	$7,886
Non-interest income(3)(4)	2,689	1,981	1,593	(3)	6,260
Total revenues	6,534	5,446	2,345	(179)	14,146
Provision for credit losses	415	684	(20)	(1)	1,078
Non-interest expenses	3,246	2,880	1,137	(39)	7,224
Provision for income taxes	754	412	327	(163)	1,330
Net income	$2,119	$1,470	$901	$24	$4,514
Net income attributable to non-controlling interests in subsidiaries	$–	$128	$–	$–	$128
Net income attributable to equity holders of the Bank	$2,119	$1,342	$901	$24	$4,386
Average assets ($ billions)	$337	$157	$327	$117	$938
Average liabilities ($ billions)	$249	$120	$272	$235	$876
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $53 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $59; International Banking – $289 and Other – $(84).